Income taxes (Details 1) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expense reconciliation [Abstract]
Canadian statutory federal tax rate (in hundredths)	15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate	CAD 739	CAD 731	CAD 654
Income tax expense (recovery) resulting from: [Abstract]
Provincial and foreign taxes	532	550	531
Deferred income tax adjustments due to rate enactments	7	42	0
Gain on disposals	(12)	(11)	(19)
Other	21	24	27
Income tax expense	1,287	1,336	1,193
Cash payments for income taxes	CAD 653	CAD 725	CAD 722